WARRANTS - Additional Information (Details) - USD ($)		6 Months Ended
	Sep. 03, 2020	Jun. 30, 2022	Feb. 10, 2020
Investor Warrants [Member]
Number of shares for warrants to subscribe	5,341,267
Collaboration agreement with investors
Issuance of Private Placement	$ 418,000,000
Hillhouse Entities
Proceeds from issuance of warrants		$ 45.00
Warrants exercisable term		12 months
American Depositary Shares
Share price			$ 14.00
American Depositary Shares | Investor Warrants [Member]
Number of shares for warrants to subscribe	2,322,290
Share price	$ 45
Proceeds from issuance of warrants	$ 104,500,000